Trade Receivables (Details) - Schedule of Lifetime Expected Loss Provision for Trade Receivables - MYR (RM)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Schedule of Lifetime Expected Loss Provision for Trade Receivables [Line Items]
Gross carrying amount		RM 38,356,692
Total impairment
Net carrying amount		38,356,692
Current [Member]
Schedule of Lifetime Expected Loss Provision for Trade Receivables [Line Items]
Gross carrying amount	RM 2,700,000	37,459,509
Total impairment
Net carrying amount	RM 2,700,000	37,459,508
1 to 30 days [Member]
Schedule of Lifetime Expected Loss Provision for Trade Receivables [Line Items]
Gross carrying amount		812,976
Total impairment
Net carrying amount		812,977
31 to 120 days [Member]
Schedule of Lifetime Expected Loss Provision for Trade Receivables [Line Items]
Gross carrying amount		84,207
Total impairment
Net carrying amount		RM 84,207